SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Nov. 30, 2023
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT
Office Equipment	3 – 5 years
Furniture and Fittings	3 – 5 years
Kitchen Equipment	3 – 5 years
Operating Equipment	3 – 5 years
Leasehold Improvements	Shorter of lease life or asset life

Office Equipment	3 – 5 years
Furniture and Fittings	3 – 5 years
Kitchen Equipment	3 – 5 years
Operating Equipment	3 – 5 years
Leasehold Improvements	Shorter of lease life or asset life

SCHEDULE OF PRODUCT SALES AND RETURNS RELATED TO MEMBERSHIPS
Returns
	Membership	Products	Total
	$	$	$

March 31, 2024	-	-	-
March 31, 2023	1,162	-	1,162

	Returns
	Membership	Products	Total
	$	$	$

December 31, 2022	41,755	-	41,755
December 31, 2023	-	1,183	1,183

SCHEDULE OF CONTRACT ASSETS AND LIABILITIES

Below is a summary of the beginning and ending balances of the Company’s contract assets and liabilities as of March 31, 2024 and December 31, 2023.

	March 31, 2024	December 31, 2023
Prepaid Sales Commission

Balances at the beginning of the period	$-	$6,839
Movement for the period	-	(6,839)
Balances at the end of the period	$-	$-

	March 31, 2024	December 31, 2023
Deferred Revenue

Balances at the beginning of the period	$-	$21,198
Movement for the period	-	(21,198)
Balances at the end of the period	$-	$-

Below is a summary of the beginning and ending balances of the Company’s contract assets and liabilities as of December 31, 2023 and 2022.

Prepaid Sales Commission	December 31, 2023	December 31, 2022

Balances at the beginning of the year	$6,839	$319,649
Movement for the year	(6,839)	(312,810)
Balances at the end of the year	$0	$6,839

Deferred Revenue	December 31, 2023	December 31, 2022

Balances at the beginning of the year	$21,198	$700,385
Movement for the year	(21,198)	(679,187)
Balances at the end of the year	$0	$21,198

SCHEDULE OF COST OF REVENUE

Below is a breakdown of the Company’s cost of revenue for the three months ended March 31, 2024 and 2023.

Total
March 31, 2024

Finished goods	$78,507
Related shipping	2,275
Handling fee	10,927
Contractor fee	11,855
Franchise commission	4,953
Sales commission	(234)
Depreciation	14,530
Total of Cost of revenue	$122,813

March 31, 2023

Finished goods	$36,113
Related shipping	2,377
Handling fee	4,037
Contractor fee	4,024
Franchise commission	4,975
Sales commission	11,868
Depreciation	14,375
Total of Cost of revenue	$77,769

Below is a breakdown of the Company’s cost of revenue for the years ended December 31, 2023 and 2022.

December 31, 2023	Total

Finished goods	$151,703
Related shipping	9,346
Handling fee	22,629
Contractor fee	30,977
Franchise commission	18,428
Sales commission	13,827
Inventory written off	30,753
Depreciation	57,162
Total of Cost of revenue	$334,825

December 31, 2022

Finished goods	$97,058
Related shipping	10,376
Handling fee	10,945
Contractor fee	18,568
Franchise commission	17,624
Sales commission	501,483
Depreciation	32,311
Total of Cost of revenue	$688,365

SUMMARY OF BASIC AND DILUTED NET INCOME (LOSS) PER COMMON SHARE

The following tables reflects the calculation of basic and diluted net income (loss) per common share:

	For the Year Ended November 30, 2023
	Class A	Class B
Basic and diluted net income per share of common stock
Numerator:
Allocation of net income	$388,396	$160,477
Denominator:
Basic and diluted weighted average shares outstanding	5,218,670	2,156,250

Basic and diluted net income per share of common stock	$0.07	$0.07

	For the Year Ended November 30, 2022
	Class A	Class B
Basic and diluted net income per share of common stock
Numerator:
Allocation of net income	$88,130	$25,357
Denominator:
Basic and diluted weighted average shares outstanding	7,478,425	2,156,250

Basic and diluted net income per share of common stock	$0.01	$0.01